Employee Benefit Plan, Related-Party and Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 31-1537655-010
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Related Party and Party-in-Interest Transactions	Party-in-Interest Transactions
Transactions involving shares of MPC common stock are performed by the Trustee on the open market, unless otherwise directed by the Company, in which case, shares may be bought or sold directly from MPC. During 2025, all shares of MPC common stock were purchased on the open market. At December 31, 2025 and 2024, the Plan held 5,223,276 and 5,657,850 shares of MPC common stock, respectively, with a fair value of $849,461,397 and $789,270,009, respectively, and a cost basis of $343,974,383 and $348,802,500, respectively.
Certain Plan investments, amounting to $4,623,831,758 and $4,207,053,556 at December 31, 2025 and 2024, respectively, are units of funds managed by the Trustee. Certain other Plan investments, within the Fidelity BrokerageLink self-directed brokerage account Plan feature, are managed by Fidelity. The Trustee also provides certain accounting and administrative services to the Plan for a negotiated fee. Fidelity is the trustee as defined by the Plan and, therefore, these transactions qualify as party-in-interest transactions; however, they are exempt from the prohibited transaction rules under ERISA.
Certain employees and officers of Company affiliates, who may also participate in the Plan, perform administrative services for the Plan at no cost.